Income Taxes - Significant Components of Deferred Tax Liabilities and Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Deferred tax assets:
Deferred revenue and redemption ticket liability	$ 11,610	$ 9,540
Tax credit carryovers	8,862	10,297
Leasing transactions	8,036	5,585
Accrued liabilities	4,305	1,985
Workers' compensation and general liability insurance	3,863	3,429
Deferred compensation	2,553	1,610
State net operating loss carryovers	2,133	3,503
Other	1,958	1,567
Smallware supplies	738	714
Indirect benefit of unrecognized tax benefits	272	225
Total deferred tax assets	44,330	38,455
Valuation allowance for deferred tax assets-US	(931)	(1,388)
Total deferred tax assets, net	43,399	37,067
Deferred tax liabilities:
Trademark/tradename	32,268	31,578
Property and equipment	7,997	4,109
Prepaid expenses	371	232
Total deferred tax liabilities	40,636	35,919
Net deferred tax assets	$ 2,763	$ 1,148